Leatherback Long/Short Alternative Yield ETF
Schedule of Investments
as of November 30, 2023 (Unaudited)

COMMON STOCKS - 109.3%	Shares	Value
Aerospace & Defense - 3.5%
L3Harris Technologies, Inc.(a)	11,118	$2,121,426

Agriculture - 5.6%
Bunge Global SA(a)	31,253	3,433,767

Beverages - 5.3%
Keurig Dr Pepper, Inc.(a)	51,321	1,620,204
The Coca-Cola Co.(a)	27,467	1,605,171
		3,225,375

Building Materials - 2.5%
Carrier Global Corp.(a)	29,077	1,510,841

Chemicals - 5.8%
Air Products and Chemicals, Inc.(a)	9,004	2,436,032
Nutrien Ltd.(a)	19,893	1,063,679
		3,499,711

Commercial Services - 3.9%
S&P Global, Inc.(a)	5,642	2,346,113

Diversified Financial Services - 9.3%
Intercontinental Exchange, Inc.(a)	24,066	2,739,673
Visa, Inc. - Class A(a)(b)	11,335	2,909,468
		5,649,141

Entertainment - 2.9%
Vail Resorts, Inc.(a)(b)	8,212	1,784,550

Environmental Control - 3.2%
Waste Management, Inc.(b)	11,434	1,955,100

Food - 2.7%
Lancaster Colony Corp.(a)	9,821	1,629,304

Healthcare - Products - 11.7%
GE HealthCare Technologies, Inc.(a)	27,790	1,902,503
Medtronic PLC(a)	29,210	2,315,477
Zimmer Biomet Holdings, Inc.(a)	24,649	2,866,925
		7,084,905

Insurance - 4.4%
Old Republic International Corp.(a)	91,867	2,692,622

Media - 7.2%
Comcast Corp. - Class A(a)	61,298	2,567,773
The Walt Disney Co.(c)	19,665	1,822,749
		4,390,522

Mining - 6.6%
Newmont Corp.(a)	58,621	2,355,978
Rio Tinto PLC - ADR(a)	23,702	1,637,571
		3,993,549

Miscellaneous Manufacturers - 2.6%
3M Co.	16,063	1,591,361

Oil & Gas - 4.8%
Exxon Mobil Corp.(a)	28,640	2,942,474

Packaging & Containers - 4.1%
Packaging Corp. of America(a)	14,782	2,483,524

Pharmaceuticals - 7.2%
AbbVie, Inc.(a)	16,878	2,403,259
Johnson & Johnson(a)	12,652	1,956,758
		4,360,017

Retail - 3.6%
Domino's Pizza, Inc.(b)	5,605	2,202,148

Software - 4.8%
Fidelity National Information Services, Inc.(a)	49,666	2,912,415

Transportation - 3.3%
Union Pacific Corp.	9,046	2,037,792

Water - 4.3%
American Water Works Co., Inc.(a)	19,963	2,631,922
TOTAL COMMON STOCKS (Cost $67,545,373)		66,478,579

REAL ESTATE INVESTMENT TRUSTS - 10.4%
REITS - 10.4%
AGNC Investment Corp.(a)	110,399	2,380,202
EPR Properties	102,100	2,045,063
PotlatchDeltic Corp.(a)	41,923	1,921,751
		6,347,016
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,834,933)		6,347,016

SHORT-TERM INVESTMENTS - 14.0%
Investments Purchased with Proceeds from Securities Lending - 7.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93%(d)	4,332,009	4,332,009

Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 5.29%(d)	4,209,596	4,209,596
TOTAL SHORT-TERM INVESTMENTS (Cost $8,541,605)		8,541,605

TOTAL INVESTMENTS - 133.7% (Cost $82,921,911)		$81,367,200
Liabilities in Excess of Other Assets - (33.7)%(a)		(20,521,639)
TOTAL NET ASSETS - 100.0%		$60,845,561

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for open securities sold short. The total value of assets committed as collateral as of November 30, 2023 is $46,226,407.
(b)
All or a portion of this security is on loan as of November 30, 2023. The total market value of these securities was $4,283,178 which represented 7.0% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day effective yield as of November 30, 2023.

Leatherback Long/Short Alternative Yield ETF
Schedule of Securities Sold Short
as of November 30, 2023 (Unaudited)

COMMON STOCKS - (28.1)%	Shares	Value
Apparel - (1.6)%
Deckers Outdoor Corp.(a)	(1,470)	$(976,036)
		(976,036)

Auto Manufacturers - (2.1)%
Tesla, Inc.(a)	(5,264)	(1,263,781)
		(1,263,781)

Commercial Services - (1.4)%
Block, Inc.(a)	(13,430)	(851,865)
		(851,865)

Computers - (1.6)%
Apple, Inc.	(5,252)	(997,617)
		(997,617)

Distribution & Wholesale - (1.3)%
SiteOne Landscape Supply, Inc.(a)	(5,496)	(773,947)
		(773,947)

Diversified Financial Services - (3.4)%
BlackRock, Inc.	(1,457)	(1,094,542)
Stifel Financial Corp.	(15,750)	(961,065)
		(2,055,607)

Internet - (3.1)%
DoorDash, Inc. - Class A(a)	(9,579)	(900,234)
Netflix, Inc.(a)	(2,073)	(982,540)
		(1,882,774)

Leisure Time - (4.3)%
Planet Fitness, Inc. - Class A(a)	(15,554)	(1,056,739)
Royal Caribbean Cruises Ltd.(a)	(7,313)	(785,855)
YETI Holdings, Inc.(a)	(17,480)	(745,347)
		(2,587,941)

Miscellaneous Manufacturers - (1.4)%
General Electric Co.	(6,794)	(827,509)
		(827,509)

Retail - (4.7)%
Chipotle Mexican Grill, Inc.(a)	(448)	(986,608)
Five Below, Inc.(a)	(4,715)	(888,589)
Ollie's Bargain Outlet Holdings, Inc.(a)	(12,967)	(950,092)
		(2,825,289)

Semiconductors - (1.6)%
Broadcom, Inc.	(1,067)	(987,754)
		(987,754)

Software - (1.6)%
HubSpot, Inc.(a)	(1,961)	(968,597)
		(968,597)
TOTAL COMMON STOCKS (Proceeds $16,117,902)		(16,998,717)

REAL ESTATE INVESTMENT TRUSTS - (4.6)%
REITS - (4.6)%
Digital Realty Trust, Inc.	(7,211)	(1,000,743)
Equinix, Inc.	(1,274)	(1,038,323)
Prologis, Inc.	(7,088)	(814,624)
Total REITS		(2,853,690)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,570,726)		(2,853,690)

TOTAL SECURITIES SOLD SHORT (Proceeds $18,688,628)		(19,852,407)

(a)	Non-income producing security.

Summary of Fair Value Exposure at November 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2023:

Leatherback Long/Short Alternative Yield ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$66,478,579	$–	$–	$66,478,579
Real Estate Investment Trusts	6,347,016	–	–	6,347,016
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,332,009
Money Market Funds	4,209,596	–	–	4,209,596
Total Investments	$77,035,191	$–	$–	$81,367,200

Investments Sold Short:
Common Stocks	$(16,998,717)	$–	$–	$(16,998,717)
Real Estate Investment Trusts	(2,853,690)	–	–	(2,853,690)
Total Investments Sold Short	$(19,852,407)	$–	$–	$(19,852,407)

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.